Income taxes - Additional information (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2025 USD ($)
Income taxes
Statutory income tax rate	25.00%	25.00%	25.00%
Operating loss carryforwards	¥ 2,389,000,000	¥ 2,836,000,000		$ 342,000,000
Undistributed earnings from PRC subsidiaries	11,514,000,000			1,646,000,000
Unrecognized tax benefits	0	¥ 0		0
Unrecognized tax benefits that would impact effective tax rate	¥ 0			$ 0
Maximum
Income taxes
PRC tax authority to conduct examinations, term	5 years
Hong Kong
Income taxes
Statutory income tax rate	16.50%
PRC
Income taxes
Statutory income tax rate	25.00%
Withholding tax rate	10.00%
AUSTRALIA
Income taxes
Statutory income tax rate	30.00%